Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net loss	$ (6,130)	$ (17,208)	$ (27,446)	$ (12,016)	$ (3,880)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11	72	90	229	357
Stock-based compensation	1,047	1,548	3,335	2,929	4,405
Amortization of lease liability			0	(191)	(316)
(Gain) loss on disposals of fixed assets	(101)	(17)	(25)	0	2
Goodwill, Impairment Loss	0	2,962	2,962	0	0
Amortization of premium on available for sale securities	349	366	893	561	1,250
Changes in operating assets and liabilities:
Prepaid and other current assets	2,480	6,039	6,109	(6,211)	(2,023)
Other assets			0	38	770
Accounts payable	631	(625)	(588)	14	389
Accrued and other liabilities	(68)	(687)	(147)	(558)	631
Deferred revenue			0	0	(7,292)
Net cash used in operating activities	(1,781)	(7,550)	(14,817)	(15,205)	(5,707)
Investing activities
Purchases of property and equipment	0	(2)	20	(43)	(59)
Proceeds from Sale of Property and Equipment	115	23
Purchases of marketable securities	(35)	(53,745)	(69,811)	(41,037)	(52,175)
Maturities of marketable securities	33,391	39,530	54,730	46,250	53,500
Net cash (used in) provided by investing activities	33,471	(14,194)	(15,061)	5,170	1,266
Financing activities
Payments of Ordinary Dividends, Common Stock	(25,408)	0
Proceeds from issuance of common stock, net	628	223	445	38,744	1,380
Net cash (used in) provided by financing activities	(24,780)	223	445	38,744	1,380
Net (decrease) increase in cash and cash equivalents	6,910	(21,521)	(29,433)	28,709	(3,061)
Cash and cash equivalents at beginning of period	9,935	39,368	39,368	10,659	13,720
Cash and cash equivalents at end of period	16,845	17,847	9,935	39,368	10,659
Supplemental disclosure of cash flow information
Cash paid during the year for interest			$ 1	$ 5	$ 9